SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Life of Right of Use Assets) (Details)	12 Months Ended
Dec. 31, 2021
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives or lease period of right of use assets	11
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives or lease period of right of use assets	3